Dreyfus Alternative Diversifier Strategies Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 30 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Alternative Diversifier Strategies Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Alternative Diversifier Strategies Fund		Class A	Class C	Class I	Class Y
Management fees	[1]	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)	[2]	0.60%	0.60%	0.35%	0.30%
Acquired fund fees and expenses	[3]	1.93%	1.93%	1.93%	1.93%
Total annual fund operating expenses		2.78%	3.53%	2.53%	2.48%
Fee waiver and/or expense reimbursement	[4]	(0.05%)	(0.05%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		2.73%	3.48%	2.48%	2.48%
[1]	The fund has agreed to pay The Dreyfus Corporation a management fee at the annual rate of 1.35% applied to that portion of the fund's average daily net assets allocated to direct investments in securities and at the annual rate of 0.25% applied to that portion of the fund's average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and cash equivalents). The management fee reflected above is based on the estimated amount of fund assets allocated to direct investments and investments in underlying funds during the current fiscal year.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired fund fees and expenses are incurred indirectly by the fund as a result of its investment in underlying funds and are based on estimated amounts for the current fiscal year.
[4]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until April 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55%. On or after April 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Alternative Diversifier Strategies Fund (USD $)	1 Year	3 Years
Class A	835	1,383
Class C	451	1,078
Class I	251	783
Class Y	251	773

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Alternative Diversifier Strategies Fund (USD $)	1 Year	3 Years
Class A	835	1,383
Class C	351	1,078
Class I	251	783
Class Y	251	773

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Principal Investment Strategy
To pursue its goal, the fund normally allocates its assets across non-traditional or "alternative" asset classes and investment strategies.  The fund is designed to complement and diversify traditional stock and bond portfolios.  The fund normally allocates its assets among other investment companies (the underlying funds) that employ alternative investment strategies.  Underlying funds may include other funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (ETFs).  The fund generally will allocate its assets to other Dreyfus-managed funds, and will allocate its assets to unaffiliated funds generally when the desired economic exposure to a particular alternative investment strategy is not available through a fund managed by The Dreyfus Corporation (Dreyfus), the fund's investment adviser, or its affiliates or for diversification purposes.

The fund seeks to achieve its investment objective—long-term capital appreciation—by allocating its assets among asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes.  The fund uses a "fund of funds" approach by investing in underlying funds.  The fund currently intends to allocate its assets among underlying funds that employ the following alternative investment strategies:

Long/short equity strategies generally maintain long and short positions primarily in equity securities and equity derivatives, including futures, options, swaps and contracts for difference.  Long/short equity strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, holding period and market capitalizations.  Long/short equity strategies generally seek lower volatility than, and low to moderate correlation to, major equity market indices and typically will have significant short positions.  Although the fund intends to maintain an overall long position in the fund's assets allocated to long/short equity strategies, in certain circumstances, the short positions in that portion of its assets may approach or reach the size of the fund's overall long positions in that portion of its assets.  A short sale involves the sale of a security that the fund or underlying fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price.  The fund currently intends to allocate up to 55% of its assets to long/short equity strategies.

Absolute return hedge strategies employ a wide range of investment tools in seeking to achieve positive returns with low correlation to traditional performance benchmarks even in declining market conditions.  Absolute return hedge strategies have the flexibility to allocate investments among global equities and fixed-income securities and other asset classes, including alternative or non-traditional asset classes, and use derivative instruments.  The fund currently intends to allocate up to 40% of its assets to absolute return hedge strategies.

Real estate-related strategies focus on investing in securities related to the real estate industry (including publicly-traded real estate investment trust securities (REITs) and real estate operating companies) and may be diversified across multiple sectors.  Companies engaged in the real estate industry include those involved in the development, ownership, construction, management or sale of real estate.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  The fund currently intends to allocate up to 40% of its assets to real estate-related strategies.

Commodities strategies seek to gain exposure to commodities markets by investing in commodity-linked derivative instruments and commodity-linked equity and fixed-income securities and commodity-related ETFs.  Commodities are assets that have tangible properties, such as oil, precious metals, chemicals, and agricultural products.  A commodity-linked derivative is a derivative instrument whose value is linked generally to the movement of a commodity or commodity index.  This strategy may include investments in commodity-linked notes (sometimes referred to as structured notes), futures, forward, option and swap contracts, as well as equity and fixed-income securities of companies that, among other things, produce, process, convert, transport and service commodities.  The fund currently intends to allocate up to 40% of its assets to commodities strategies.

Global macro strategies focus on macroeconomic variables and the impact these have on equity, fixed-income, hard currency and commodity markets.  A global macro strategy seeks to profit from directional changes in currencies, stock and bond markets, commodity prices and market volatility.  This strategy may include investments in equity or fixed-income securities, or currencies or commodity instruments through a variety of investment techniques, including futures, forward, option and swap contracts, structured notes and ETFs.  The fund currently intends to allocate up to 40% of its assets to global macro strategies.

Managed futures strategies seek to generate positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed-income returns.  Managed futures strategies include investments in a wide variety of futures contracts and futures-related instruments across different asset classes, including commodities, currencies, fixed-income and equities.  Managed futures strategies typically take long and short positions in these instruments.  The fund currently intends to allocate up to 30% of its assets to managed futures strategies.

The descriptions of the investment strategies above are subjective, are not complete descriptions of any investment strategy and may differ from classifications made by other investment advisers that implement similar investment strategies.

Dreyfus determines the fund's use of alternative investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook.  Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.  Dreyfus has the discretion to change the fund's investment strategies and the investment ranges when Dreyfus deems it appropriate without prior notice to shareholders.

The composition of the fund's investment portfolio will vary over time, based on its use of alternative investment strategies and its exposure to the asset classes, including commodities, real estate-related assets, foreign currencies, global equity and fixed-income securities, and cash and cash equivalents, in which the underlying funds invest.  The fund, principally through underlying funds, may invest in the securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar, securities of issuers of any market capitalization, commodities and real estate-related securities (including REITs).

The fund, principally through underlying funds, may engage in short-selling and use derivatives.  Derivative instruments, such as options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), contracts for difference, forward contracts, swaps (including total return, interest rate and credit default swaps), options on swaps, and other derivative instruments (including commodity-linked instruments, such as structured notes), may be used as a substitute for investing directly in an underlying asset, as an alternative to selling a security short, to increase returns, to manage foreign currency risk, to manage credit or interest rate risk, to manage effective maturity or duration, as part of a hedging strategy, or for other purposes related to the management of the fund or underlying fund.  There is no limit to the amount of the fund's assets that may be invested in derivative instruments, either directly or through underlying funds.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

•	Allocation risk. There can be no assurance that the allocation of the fund's assets among investment strategies and underlying funds will be effective in achieving the fund's investment goal.

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Correlation risk.  Although the fund seeks to deliver returns that are not typically representative of the broad market by allocating its assets among non-traditional or alternative asset classes and investment strategies, there can be no guarantee that the performance of the fund or the underlying funds will have a low correlation to that of traditional asset classes under all market conditions.

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Non-traditional or alternative asset classes and investment strategies risk.  The fund, principally through the underlying funds, may invest in asset classes and employ investment strategies that involve greater risks than the asset class investments and strategies used by typical mutual funds, including increased use of short sales, leverage, derivative transactions and hedging strategies.  Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio.

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Conflicts of interest risk.  Dreyfus or its affiliates may serve as investment adviser to one or more of the underlying funds, each of which pays advisory fees at different rates to Dreyfus or its affiliates.  The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same.  Therefore, conflicts may arise as Dreyfus fulfills its fiduciary duty to the fund and the underlying funds.  These situations are considered by the fund's board when it reviews the asset allocations for the fund.

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ETF and other investment company risk.  The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies and ETFs invest.  When the fund or an underlying fund invests in another investment company or ETF, shareholders of the fund will bear indirectly their proportionate share of the expenses of the other investment company or ETF (including management fees) in addition to the expenses of the fund.  ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  The fund or underlying fund will incur brokerage costs when purchasing and selling shares of ETFs.

The fund invests in shares of the underlying funds and thus the fund is subject to the same investment risks as the underlying funds in which it invests.  Risks associated with an investment in the fund as a result of its investment in underlying funds and any direct investments, as applicable, are described below.  References to the fund below include the underlying funds.

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Derivatives risk.  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.  Certain types of derivatives, including contracts for difference, swaps, forward contracts, structured notes and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

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Short sale risk.  The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.  Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.  Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock.  In theory, stocks sold short have unlimited risk.

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Risks of stock investing.  Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

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Interest rate risk.  Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates.  During periods of declining interest rates, the market price of fixed-rate fixed-income instruments generally rises.  Conversely, during periods of rising interest rates, the market price of such instruments generally declines.  The magnitude of these fluctuations in the market price of fixed-income instruments is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.  Unlike investment grade bonds, however, the prices of high yield bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

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Credit risk.  Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security.  The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

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High yield securities risk.  High yield (''junk'') securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

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Foreign investment risk.  To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

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Emerging market risk.  The securities of issuers located in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.  The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

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Foreign government obligations and securities of supranational entities risk.  Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located.  A governmental obligor may default on its obligations.  These risks are heightened with respect to emerging market countries.

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Foreign currency risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

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Commodity sector risk.  Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.  The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds.  Investments linked to the prices of commodities are considered speculative.

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Real estate sector risk.  The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate.  These include declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

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REIT risk.  Investments in REITs expose the fund to risks similar to investing directly in real estate.  The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill.  They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940, as amended.

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Market capitalization risk (small-, mid- and large-cap stock risk).  To the extent the fund emphasizes small-, mid-, or large-cap stocks, it will assume the associated risks.  To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.  These companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

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Leverage risk.  The use of leverage, such as lending portfolio securities, entering into contracts for difference, swaps, futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses.  Short sales involve borrowing securities and then selling them; thus, the fund's short sales positions effectively leverage the fund's assets.

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Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.  Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately-negotiated derivatives, including contracts for difference and swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Performance
As a new fund, past performance information is not available for the fund as of the date of this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual total returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Within a reasonable period of time after the fund commences operations, performance information will be available at www.dreyfus.com.